Consolidated Balance Sheets (Unaudited) (Parentheticals) ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥) ¥ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares
Statement of Financial Position [Abstract]
Including amounts of the consolidated VIEs (in Dollars and Yuan Renminbi)	¥ 225,803	$ 225,803	¥ 265,773
Preferred share, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.0001	$ 0.0001	¥ 0.0001
Preferred share, shares authorized	10,000,000	10,000,000	10,000,000
Preferred share, shares issued
Preferred share, shares outstanding
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.0001	$ 0.0001	¥ 0.0001
Ordinary shares, shares authorized	140,000,000	140,000,000	140,000,000
Ordinary shares, shares issued	13,567,793	13,567,793	13,567,793
Ordinary shares, shares outstanding	13,567,793	13,567,793	13,567,793